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KENNETH R. EARLEY

kenneth.earley@dechert.com
+1 (617) 728-7139 Direct
+1 (617) 275-8374 Fax

November 20, 2009

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549-4644

Re:            Hartford Series Fund, Inc. — Registration Statement on Form N-14

(File No. 333-162533)

Dear Sir or Madam:

Please be advised that in lieu of filing a copy of the form of prospectus being used in connection with the offering of shares of Hartford Value HLS Fund, an existing series of Hartford Series Fund, Inc. (the “Registrant”), pursuant to Rule 497(b) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify the following on behalf of the Registrant pursuant to Rule 497(j) under the 1933 Act:

1.                                   that the form of prospectus that would have been filed under Rule 497(b) of the 1933 Act would not have differed from that contained in the Post-Effective Amendment No. 1 to the Registrant’s registration statement filed on Form N-14 under the 1933 Act (the “Amendment”) on November 18, 2009; and

2.                                   that the text of the Amendment was filed electronically with the Securities and Exchange Commission on November 18, 2009 as part of Post-Effective Amendment No. 1 under the 1933 Act to the Registrant’s registration statement on Form N-14.

No fees are required in connection with this filing. Please feel free to contact the undersigned at 617.728.7139 should you have any questions.

Sincerely,

/s/ Kenneth R. Earley
Kenneth R. Earley
Associate

cc:                                 Michael G. Phillips, Senior Counsel and Asst. V.P. of The Hartford

John V. O’Hanlon, Partner, Dechert LLP

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